Intangible Assets, Net	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following

	December 31, 2024	June 30, 2025
	RMB	RMB
Software and technology	1,509,433	3,113,208
Less: accumulated amortization	(553,459)	(784,591)
	955,974	2,328,617

Amortization expense was RMB 150,944 and RMB 231,131 for the six months ended June 30, 2024 and 2025, respectively. Estimated amortization expense relating to the educational contents for each of the next five years is as follows:

RMB
For the six months ending December 31, 2025	311,321
Year ending December 31, 2026	622,642
Year ending December 31, 2027	622,642
Year ending December 31, 2028	371,069
Year ending December 31, 2029 and thereafter	400,944
Total expected amortization expense	2,328,617